Share-based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation

9 Share-based Compensation

Share-based compensation expense is included in the following line items in our statement of operations:

	2017	2016	2015
Cost of revenue	33	49	15
Research and development	122	123	45
Selling, general and administrative	126	166	156

	281	338	216

The income tax benefit recognized in net income related to share-based compensation expenses was $51 million (includes $27 million of excess tax benefits related to the adoption of ASU 2016-09), $58 million and $18 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Long Term Incentive Plans (LTIP’s)

The LTIP was introduced in 2010 and is a broad-based long-term retention program to attract, retain and motivate talented employees as well as align stockholder and employee interests. The LTIP provides share-based compensation (“awards”) to both our eligible employees and non-employee directors. Awards that may be granted include performance shares, stock options and restricted shares. Awards granted generally will become fully vested upon a termination event occurring within one year following a change in control, as defined. A termination event is defined as either termination of employment or services other than for cause or constructive termination of resulting from a significant reduction in either the nature or scope of duties and responsibilities, a reduction in compensation or a required relocation. The number of shares authorized and available for awards at December 31, 2017 was 1.4 million.

A charge of $272 million was recorded in 2017 for the LTIP (2016: $331 million; 2015: $206 million).

A summary of the activity for our LTIP’s during 2017 is presented below.

Stock options

The options have a strike price equal to the closing share price on the grant date. The fair value of the options has been calculated using the Black-Scholes formula, using the following assumptions:

•	an expected life varying from 5.76 to 6.25 years, calculated in accordance with the guidance provided in SEC Staff bulletin No. 110 for plain vanilla options using the simplified method, since our equity shares have been publicly traded for only a limited period of time and we do not have sufficient historical exercise data at the grant date of the options;

•	a risk-free interest rate varying from 0.8% to 2.8% (2016: 0.8% to 2.8%; 2015: 0.8% to 2.8%);

•	no expected dividend payments; and

•	a volatility of 40-50% based on the volatility of a set of peer companies. Peer company data has been used given the short period of time our shares have been publicly traded.

Changes in the assumptions can materially affect the fair value estimate.

	Stock options	Weighted average exercise price in USD	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2017	7,168,652	41.07
Granted	—	—
Exercised	3,976,326	34.47
Forfeited	211,293	61.99

Outstanding at December 31, 2017	2,981,033	48.39	5.3	205
Exercisable at December 31, 2017	1,936,121	37.35	4.6	154

No options were granted in 2017 (the weighted average per share grant date fair value of stock options granted in 2016: $34.59; 2015: $34.05).

The intrinsic value of the exercised options was $311 million (2016: $145 million; 2015: $112 million), whereas the amount received by NXP was $137 million (2016: $88 million; 2015: $39 million). The tax benefit realized from stock options exercised during fiscal 2017, 2016, and 2015 was $83 million, $79 million, and $10 million, respectively.

At December 31, 2017, there was a total of $25 million (2016: $56 million) of unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted-average period of 1.2 years (2016: 1.5 years).

Performance share units

Financial performance conditions

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2017	408,714	71.52
Granted	—	—
Vested	97,355	64.46
Forfeited	28,421	67.93

Outstanding at December 31, 2017	282,938	74.31

No PSU’s were granted in 2017 (the weighted average grant date fair value of performance share units granted in 2016: $82.53; 2015: $75.28).

Market performance conditions

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2017	325,183	38.63
Granted	—	—
Vested	270,029	37.78
Forfeited	17,363	48.22

Outstanding at December 31, 2017	37,791	40.28

The fair value of the performance share units at the time of vesting was $39 million (2016: $147 million; 2015: $66 million). At December 31, 2017, there was a total of $4 million (2016: $12 million) of unrecognized compensation cost related to non-vested performance share units. This cost is expected to be recognized over a weighted-average period of 1.3 years (2016: 1.8 years).

Restricted share units

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2017	6,920,879	87.48
Granted	2,882,420	115.05
Vested	2,984,488	85.31
Forfeited	407,201	84.17

Outstanding at December 31, 2017	6,411,610	101.13

The weighted average grant date fair value of restricted share units granted in 2017 was $115.05 (2016: $98.16; 2015: $79.22). The fair value of the restricted share units at the time of vesting was $328 million (2016: $334 million; 2015: $209 million).

At December 31, 2017, there was a total of $483 million (2016: $422 million) of unrecognized compensation cost related to non-vested restricted share units. This cost is expected to be recognized over a weighted-average period of 1.6 years (2016: 1.6 years).

Management Equity Stock Option Plan (“MEP”)

Awards are no longer available under these plans. Current employees owning vested MEP Options may exercise such MEP Options during the five year period subsequent to September 18, 2013, subject to these employees remaining employed by us and subject to the applicable laws and regulations.

No charge was recorded in 2017 (2016: no charge, 2015: no charge) for options granted under the MEP.

The following table summarizes the information about NXP’s outstanding MEP Options and changes during 2017.

Stock options

	Stock options	Weighted average exercise price in EUR	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2017	2,534,272	23.67
Granted	—	—
Exercised	2,302,348	22.46
Forfeited	—	—
Expired	—	—

Outstanding at December 31, 2017	231,924	35.72	0.7	14
Exercisable at December 31, 2017	231,924	35.72	0.7	14

The intrinsic value of exercised options was $206 million (2016: $13 million; 2015: $12 million), whereas the amount received by NXP was $60 million (2016: $7 million; 2015: $4 million).

The number of vested options at December 31, 2017 was 231,924 (2016: 2,534,272 vested options) with a weighted average exercise price of €35.72 (2016: €23.67 weighted average exercise price).

At December 31, 2017, there was no unrecognized compensation cost related to non-vested stock options.